OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments
The following table presents our revenues and operating loss by segments:

	Evogene	Evofuel	Biomica	Adjustments	Total

For the Year Ended December 31, 2018

Revenues	$1,641	$106	$-	$-	$1,747

Operating loss	$(18,473)	$(453)	$(1,063)	$-	$(19,989)

Net financing expenses					$(793)

Loss before taxes on income					$(20,782)

	Evogene	Evofuel	Biomica	Adjustments	Total

For the Year Ended December 31, 2017

Revenues	$3,247	$134	$-	$-	$3,381

Operating loss	$(21,430)	$(313)	$(204)	$-	$(21,947)

Net financing income					$1,120

Loss before taxes on income					$(20,827)

	Evogene	Evofuel	Adjustments	Total

For the Year Ended December 31, 2016

Revenues	$6,540	$-	$-	$6,540

Operating loss	$(20,168)	$(921)	$-	$(21,089)

Net financing income				1,533

Loss before taxes on income				$(19,556)

Schedule of Major Customers
Revenues from major customers each of whom amounts to 10% or more, of total revenues:

	Year ended December 31,
	2018	2017	2016

Customer A (shareholder)	38%	66%	77%
Customer B	-	*) -	11%
Customer C	19%	10%	12%
Customer D	13%	*) -	-

*) Represents an amount lower than 10%.

Schedule of Geographical Information
Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2018	2017	2016

United States	57%	76%	89%
Germany	13%	10%	11%
Israel	12%	6%	-
Other	18%	8%	-

	100%	100%	100%